UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05957

Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal Advantage Fund, Inc. (NMA)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 152.4% (100.0% of Total Investments)
	Alaska – 1.6% (1.1% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
$ 1,125	5.250%, 12/01/34 (Pre-refunded 12/01/14) – FGIC Insured (UB)	12/14 at 100.00	AA+ (4)	$ 1,172,475
1,280	5.250%, 12/01/41 (Pre-refunded 12/01/14) – FGIC Insured (UB)	12/14 at 100.00	AA+ (4)	1,334,016
1,690	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula	8/16 at 100.00	A+	1,849,587
	Funds, Series 2006, 5.000%, 8/01/17 – FGIC Insured
2,495	Civic Ventures, Alaska, Anchorage Convention Center Revenue Bonds, Series 2006, 5.000%,	9/15 at 100.00	A1	2,604,181
	9/01/34 – NPFG Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
705	4.625%, 6/01/23	6/14 at 100.00	Ba1	665,062
3,595	5.000%, 6/01/46	6/14 at 100.00	B2	2,494,211
10,890	Total Alaska			10,119,532
	Arizona – 3.6% (2.4% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	7/17 at 100.00	AA–	3,796,358
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	5,020,120
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	11,221,625
	2008A, 5.000%, 7/01/38
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	No Opt. Call	AA	2,597,625
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured
21,570	Total Arizona			22,635,728
	California – 23.9% (15.7% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa3	1,378,740
	2000B, 0.000%, 8/01/23 – FGIC Insured
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	3,746,470
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,166,411
	2005B, 0.000%, 8/01/28 – AGM Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	1,271,997
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	1,724,675
625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/15 at 100.00	BBB	586,838
	County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26
3,840	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	4,047,744
	Series 2013A, 5.000%, 7/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	AAA	7,625,325
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29 (Pre-refunded 6/01/14)
2,500	California State, General Obligation Bonds, Series 2004, 5.000%, 3/01/34 – AMBAC Insured	9/14 at 100.00	AA+	2,551,675
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,699,511
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,513,500
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,870,681
	Project, Series 2009, 6.750%, 2/01/38
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	A	3,499,680
	Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	A+	1,380,730
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	A+	1,032,582
5,895	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	7,454,758
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,211,276
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,964,659
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BBB–	2,022,320
	Bonds, Series 2013A, 6.000%, 1/15/49
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	A+	843,864
	8/01/32 – FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA–	1,794,780
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,275	4.500%, 6/01/27	6/17 at 100.00	B	1,097,915
4,885	5.000%, 6/01/33	6/17 at 100.00	B	3,753,194
1,000	5.125%, 6/01/47	6/17 at 100.00	B	724,470
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	2,092,500
	Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	991,875
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,323,900
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	580,035
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	2,693,086
	2009C, 6.500%, 11/01/39
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,169,360
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
	North Orange County Community College District, California, General Obligation Bonds,
	Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	4,973,914
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,544,491
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	Aaa	5,798,450
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	3,842,940
	0.000%, 8/01/24 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,093,200
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	12,977,565
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,398,294
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,611,611
	Tender Option Bond Trust 3504, 19.940%, 2/01/33 (IF)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	5,729,374
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,205	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	A	4,384,098
23,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	6,050,380
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	3,250,683
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa2	978,354
	Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
205,205	Total California			148,447,905
	Colorado – 12.4% (8.1% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,541,008
	SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	8,890,592
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	3,704,018
	Series 2009A, 5.500%, 7/01/34
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,008,680
	Series 2013A, 5.250%, 1/01/45
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,198,956
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	7,651,650
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,507,965
	Association, Series 2007, 5.250%, 5/15/42
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – NPFG Insured (UB)	11/16 at 100.00	A+	5,883,635
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,607,659
4,340	5.000%, 11/15/25 – NPFG Insured (UB)	11/16 at 100.00	A+	4,730,947
1,055	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	1,125,168
	11/15/25 – SYNCORA GTY Insured
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,001,425
	5.000%, 11/15/43
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,927,460
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	A	2,510,001
8,845	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	4,778,600
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	3,269,250
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	3,716,000
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	3,437,200
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,250,074
	Activity Bonds, Series 2010, 6.000%, 1/15/34
5,000	Thornton, Colorado, Water Enterprise Revenue Bonds, Series 2004, 5.000%, 12/01/34	12/14 at 100.00	AA (4)	5,203,000
	(Pre-refunded 12/01/14) – NPFG Insured
96,450	Total Colorado			76,943,288
	Florida – 3.7% (2.5% of Total Investments)
2,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A,	No Opt. Call	AA	2,132,640
	5.000%, 7/01/15
2,225	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA	2,228,783
	11/01/30 – NPFG Insured
590	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/18 at 100.00	AA–	632,274
	System, Series 2008, 5.000%, 5/01/28
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	14,865,074
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,453,582
	5.000%, 11/15/33
22,845	Total Florida			23,312,353
	Georgia – 1.7% (1.1% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%,	10/14 at 100.00	AA–	4,106,080
	10/01/39 – AGM Insured
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BB–	2,721,795
	Center, Series 2004, 5.000%, 12/01/26
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,276,450
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,400	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,527,512
	Medical Center Project, Series 2010, 7.625%, 12/01/30
10,550	Total Georgia			10,631,837
	Illinois – 15.9% (10.4% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,434,294
	Revenues Series 2011A, 5.000%, 12/01/41
1,700	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	12/14 at 100.00	A+	1,742,330
	Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured
7,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	3,347,117
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
4,260	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	1,555,496
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,134,463
	5.250%, 12/01/40
17,310	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 –	No Opt. Call	A+	4,338,752
	FGIC Insured
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	4/14 at 100.00	AA–	3,880,272
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/15 at 100.00	A	5,470,290
	Series 2004A, 5.000%, 1/01/28 – NPFG Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,418,577
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,616,610
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children–s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,032,200
	8/15/47 – AGC Insured (UB)
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	8,971,233
	Trust 1137, 9.426%, 7/01/15 (IF)
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	2,733,125
	2009, 6.875%, 8/15/38
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,362,800
	Centers, Series 2008A, 6.000%, 8/15/23
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A–	8,557,301
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	3,289,140
	5.000%, 1/01/20 – AGM Insured
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	A1	6,939,221
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	Baa1	1,023,241
	General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	Baa1	893,858
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	805,194
	Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured
6,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	3,925,240
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured
3,315	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	3,908,054
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
2,410	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	2,450,584
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	7,604,160
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
12,775	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2 (4)	9,443,791
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured (ETM)
131,310	Total Illinois			98,877,343
	Indiana – 5.2% (3.4% of Total Investments)
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	2,997,192
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
4,465	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,624,668
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,260	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	1,252,352
	2012A, 5.000%, 5/01/42
2,460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	2,310,432
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	Aa2	6,351,900
	5.250%, 12/01/38
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	3,526,785
	Health, Series 2006B-5, 5.000%, 11/15/36
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (4)	2,008,780
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	2,524,852
	Indiana, Series 2007, 5.500%, 3/01/37
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,353,400
	AMBAC Insured
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	No Opt. Call	N/R	107,404
	1999, 5.450%, 2/15/14 (5)
37,510	Total Indiana			32,057,765
	Iowa – 1.9% (1.3% of Total Investments)
7,055	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	6,824,584
	Project, Series 2013, 5.500%, 12/01/22
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	4,907,574
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	212,675
	5.600%, 6/01/34
13,605	Total Iowa			11,944,833
	Kansas – 1.1% (0.7% of Total Investments)
3,310	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,314,303
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company,	6/14 at 100.00	A	1,757,175
	Series 2004, 5.300%, 6/01/31 – NPFG Insured
2,445	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,677,857
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,505	Total Kansas			6,749,335
	Kentucky – 1.5% (1.0% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,387,810
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	A+	1,665,360
	System Obligated Group, Series 2009A, 5.375%, 8/15/24
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,021,470
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
8,515	Total Kentucky			9,074,640
	Louisiana – 6.7% (4.4% of Total Investments)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
150	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	150,000
1,375	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,375,000
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,108,810
	Series 2007A, 5.500%, 5/15/47
28	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660,	5/16 at 100.00	Aa1	28,434
	16.435%, 5/01/34 (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
10,000	5.000%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	10,558,400
20,690	4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	20,708,414
41,243	Total Louisiana			41,929,058
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,102,920
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 3.1% (2.0% of Total Investments)
2,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28	7/14 at 100.00	AA+ (4)	2,550,850
	(Pre-refunded 7/01/14)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	9,254,778
	Lien Series 2010B, 5.000%, 1/01/32
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	637,341
	Series 2008E-1 &2, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/14 at 100.00	BBB+	1,750,105
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,412,516
	University Issue, Series 2009A, 5.750%, 7/01/39
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,441,606
	2013A, 5.000%, 5/15/43
18,275	Total Massachusetts			19,047,196
	Michigan – 4.2% (2.8% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,809,041
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,695	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,387,909
	7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	2,967,600
	7/01/29 – FGIC Insured
2,835	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,839,791
	7/01/36 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,559,950
	7/01/31 – BHAC Insured
2,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C,	No Opt. Call	A	2,000,680
	5.000%, 7/01/16 – FGIC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA–	3,781,120
	5.000%, 7/01/32 – AGM Insured
1,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	1,566,825
	5.000%, 1/01/15
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa3	2,747,125
	FGIC Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	2,764,429
	Series 2008A, 6.875%, 6/01/42
30,805	Total Michigan			26,424,470
	Missouri – 2.1% (1.4% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	5,967,686
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	6,993,617
	CoxHealth, Series 2013A, 5.000%, 11/15/48
18,935	Total Missouri			12,961,303
	Nevada – 5.1% (3.4% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	16,692,450
2,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.000%,	7/14 at 100.00	A+	2,535,575
	7/01/36 – FGIC Insured
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,282,050
	Series 2008, 19.425%, 7/01/31 – BHAC Insured (IF) (6)
3,395	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water &	6/19 at 100.00	AA+	3,784,780
	Refunding Series 2009D, 5.000%, 6/01/27
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	4,587,900
29,645	Total Nevada			31,882,755
	New Hampshire – 0.2% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,578,480
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.5% (2.3% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	1,105,478
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
2,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	2,541,550
	2004A, 5.250%, 7/01/33 – NPFG Insured
3,050	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	7/14 at 100.00	AAA	3,112,037
	2004D, 5.000%, 7/01/29 (Pre-refunded 7/01/14)
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004A,	6/14 at 100.00	Aaa	4,076,440
	5.250%, 6/15/18 (Pre-refunded 6/15/14) – FGIC Insured
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	6,455,550
	0.000%, 12/15/30 – FGIC Insured
6,060	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,480,037
	Series 2007-1A, 4.750%, 6/01/34
31,710	Total New Jersey			21,771,092
	New York – 7.5% (4.9% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,075,740
	2011A, 5.250%, 2/15/47
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	2,756,375
	Series 2012F, 5.000%, 11/15/26
875	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	930,484
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/14 at 100.00	BB	4,631,228
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	4/14 at 100.00	BB	3,014,580
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
3,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	3,954,546
	Bonds, Fiscal Series 2005D, 5.000%, 6/15/38
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	10,308,000
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	5,419,300
	Series 2007B, 4.750%, 11/01/27
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,357,150
	Fiscal 2013 Series I, 5.000%, 5/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB	6,343,080
1,760	6.000%, 12/01/36	12/20 at 100.00	BBB	1,913,701
44,975	Total New York			46,704,184
	North Carolina – 1.9% (1.2% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,256,710
	5.250%, 1/01/20 – AMBAC Insured
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,730,440
	Health System, Series 2009A, 5.000%, 6/01/42
2,380	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,502,070
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,060,683
	5.750%, 1/01/39 – AGC Insured
10,780	Total North Carolina			11,549,903
	North Dakota – 0.7% (0.4% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,703,460
	6.000%, 11/01/28
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB–	2,389,104
	5.125%, 7/01/25
3,850	Total North Dakota			4,092,564
	Ohio – 7.2% (4.7% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,230,900
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,760	5.125%, 6/01/24	6/17 at 100.00	B–	1,484,050
5,700	5.875%, 6/01/30	6/17 at 100.00	B	4,596,366
9,135	5.750%, 6/01/34	6/17 at 100.00	B	7,113,242
3,920	6.000%, 6/01/42	6/17 at 100.00	BB+	3,107,306
6,080	5.875%, 6/01/47	6/17 at 100.00	B	4,856,704
6,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	5,429,386
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	7,838,402
	Project, Series 2009E, 5.625%, 10/01/19
50,270	Total Ohio			44,656,356
	Oklahoma – 2.8% (1.9% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,094,610
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,727,763
	Center, Series 2008B, 5.250%, 8/15/38
12,600	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A+	12,789,378
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,987,180
	1/01/47 – FGIC Insured
17,275	Total Oklahoma			17,598,931
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,068,820
	5.000%, 10/01/36
	Pennsylvania – 5.8% (3.8% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	5,492,650
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
1,250	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA–	1,272,725
	12/01/43 – AGM Insured
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/15 at 100.00	AA	7,492,275
	Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,506,630
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
1,750	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,657,285
	Bonds, Series 2010A, 0.000%, 12/01/34
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA	5,399,519
	Revenue, Series 2011B, 5.000%, 12/01/34
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	A+	2,685,592
	AMBAC Insured
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	10,662,600
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30
34,340	Total Pennsylvania			36,169,276
	Puerto Rico – 6.1% (4.0% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	BBB–	1,624,875
	5.125%, 7/01/37
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	BBB	3,249,150
	SYNCORA GTY Insured
10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB	6,117,200
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
215	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	176,418
10,070	5.250%, 7/01/39 – FGIC Insured	No Opt. Call	BBB	6,232,222
1,455	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	4/14 at 100.00	BBB–	886,779
	Series 2003, 5.000%, 7/01/28 – CIFG Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	7,545,100
	2009A, 6.000%, 8/01/42
2,105	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,511,664
	2010A, 5.500%, 8/01/37
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	6,433,676
	2010C, 5.250%, 8/01/41
3,975	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	3,855,830
	NPFG Insured
54,630	Total Puerto Rico			37,632,914
	Rhode Island – 1.2% (0.8% of Total Investments)
950	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	4/14 at 100.00	A	953,601
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured
6,280	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond	10/14 at 100.00	AA+	6,293,753
	Program, Series 50A, 4.650%, 10/01/34
7,230	Total Rhode Island			7,247,354
	South Carolina – 2.3% (1.5% of Total Investments)
5,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	5,213,000
	GROWTH, Series 2004, 5.250%, 12/01/29 (Pre-refunded 12/01/14)
2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A (4)	2,162,424
	Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured
3,100	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,137,200
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A	889,880
	0.000%, 1/01/23 – FGIC Insured
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	3,098,679
	5.250%, 10/01/40
14,325	Total South Carolina			14,501,183
	South Dakota – 0.5% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	2,968,472
	Series 2007, 5.000%, 11/01/40
	Tennessee – 0.2% (0.1% of Total Investments)
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	1,107,460
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series
	1996, 6.000%, 12/01/19 – AMBAC Insured
	Texas – 13.9% (9.1% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,896,910
	Series 2008, 5.000%, 2/15/38
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A1	6,606,900
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
2,075	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26	9/15 at 100.00	A2 (4)	2,230,231
	(Pre-refunded 9/01/15) – AMBAC Insured
925	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26 –	9/15 at 100.00	A+	975,875
	AMBAC Insured
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,145,920
	Roman Catholic Diocese of Austin, Series 2005B, Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,048,590
	6.000%, 1/01/41
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	20,424
	Series 2004, 5.000%, 8/15/33
2,080	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	N/R (4)	2,134,579
	Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	2,384,590
	0.000%, 8/15/26
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	10,363,700
	Series 2013B, 5.250%, 10/01/51
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,340,400
	NPFG Insured
1,225	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	No Opt. Call	AAA	1,227,634
	Obligation Bonds, Refunding Series 2007C, 5.625%, 2/15/14
2,550	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	2,565,810
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	6,530,589
	5.000%, 8/01/29
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AA–	3,196,270
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
1,100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	No Opt. Call	AAA	1,098,977
	Bonds, Series 2007, 0.000%, 8/15/14
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	3,335,349
	Bonds, Series 2008, 0.000%, 8/15/39
3,520	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	3,765,907
	Series 2007, 5.000%, 8/15/34
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	2,808,558
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	7,654,010
8,235	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	8,376,230
	2012, 5.000%, 12/15/29
2,500	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	2,506,625
	Refunding Series 2012A, 5.000%, 8/15/41
3,600	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	2,208,492
	2002A, 0.000%, 8/15/25 – AMBAC Insured
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	2,224,380
	2005, 0.000%, 8/15/21 (Pre-refunded 8/15/15)
103,125	Total Texas			86,646,950
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,100,230
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,622,494
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.6% (1.0% of Total Investments)
1,200	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	1,260,636
	System Obligated Group, Series 2013, 5.000%, 11/01/30
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,461,725
1,085	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/34	No Opt. Call	BBB–	314,704
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,965,924
	Series 2007B2, 5.200%, 6/01/46
3,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	3,819,982
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
11,450	Total Virginia			9,822,971
	Washington – 1.1% (0.7% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	8/14 at 100.00	AAA	1,275,750
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/17 at 100.00	AA	2,625,800
	Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,124,940
	Research Center, Series 2009A, 6.000%, 1/01/33
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	994,163
	12/01/24 – NPFG Insured
7,155	Total Washington			7,020,653
	Wisconsin – 0.7% (0.5% of Total Investments)
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 –	11/14 at 100.00	Aa2	579,159
	AGM Insured
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA– (4)	3,664,140
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)
3,565	Total Wisconsin			4,243,299
$ 1,113,513	Total Municipal Bonds (cost $932,611,728)			947,245,847

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 215	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 38,758
61	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	8,090
$ 276	Total Corporate Bonds (cost $13,724)				46,848
	Total Long-Term Investments (cost $932,625,452)				947,292,695
	Floating Rate Obligations – (7.3)%				(45,488,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.8)% (9)				(296,800,000)
	Other Assets Less Liabilities – 2.7%				16,380,495
	Net Assets Applicable to Common Shares – 100%				$ 621,384,857

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$947,245,847	$ —	$947,245,847
Corporate Bonds	—	—	46,848	46,848
Total	$ —	$947,245,847	$46,848	$947,292,695

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $889,993,297.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 48,872,685
Depreciation	(37,062,209)
Net unrealized appreciation (depreciation) of investments	$ 11,810,476

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the
Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014